Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable, allowance for doubtful accounts	$ 671	$ 1,336
Preferred stock, no par value (in dollars per share)	$ 0	$ 0
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, treasury shares (in shares)	0	0
Common Class A [Member]
Common stock, par value (in dollars per share)	$ 0.1	$ 0.1
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares outstanding (in shares)	2,115,263	2,115,263
Common stock, treasury shares (in shares)	1,072,769	1,072,769
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.1	$ 0.1
Common stock, shares authorized (in shares)	30,000,000	30,000,000
Common stock, shares outstanding (in shares)	10,543,368	10,425,175
Common Class B [Member] | Restricted Stock [Member]
Common stock, treasury shares (in shares)	3,218,307	3,218,307